EATON VANCE GROWTH TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054






                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 2-22019) certifies (a) that the forms of prospectuses and statements of additional information dated January 1, 2003 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 79 ("Amendment No. 79") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 79 was filed electronically with the Securities and Exchange Commission on December 23, 2002 (Accession No. 0000940394-02-000745):

                        Eaton Vance Asian Small Companies Fund
                        Eaton Vance Greater China Growth Fund
                        Eaton Vance Growth Fund
                        Eaton Vance Information Age Fund
                        Eaton Vance Worldwide Health Sciences Fund


                                        EATON VANCE GROWTH TRUST



                                        By: /s/ Janet E. Sanders
                                            ------------------------------------
                                            Janet E. Sanders
                                            Assistant Treasurer and
                                                Assistant Secretary

Date:  January 2, 2003